Loans, borrowings, leases, cash and cash equivalents and short-term investments - Discount rates (Details)	Dec. 31, 2020
Ports | Minimum
Disclosure of detailed information about borrowings [line items]
Discount rates applied in discounting the lease liabilities at present value	3.00%
Ports | Maximum
Disclosure of detailed information about borrowings [line items]
Discount rates applied in discounting the lease liabilities at present value	6.00%
Vessels | Minimum
Disclosure of detailed information about borrowings [line items]
Discount rates applied in discounting the lease liabilities at present value	3.00%
Vessels | Maximum
Disclosure of detailed information about borrowings [line items]
Discount rates applied in discounting the lease liabilities at present value	6.00%
Pellets plants | Minimum
Disclosure of detailed information about borrowings [line items]
Discount rates applied in discounting the lease liabilities at present value	3.00%
Pellets plants | Maximum
Disclosure of detailed information about borrowings [line items]
Discount rates applied in discounting the lease liabilities at present value	6.00%
Properties | Minimum
Disclosure of detailed information about borrowings [line items]
Discount rates applied in discounting the lease liabilities at present value	3.00%
Properties | Maximum
Disclosure of detailed information about borrowings [line items]
Discount rates applied in discounting the lease liabilities at present value	7.00%
Energy plants | Minimum
Disclosure of detailed information about borrowings [line items]
Discount rates applied in discounting the lease liabilities at present value	4.00%
Energy plants | Maximum
Disclosure of detailed information about borrowings [line items]
Discount rates applied in discounting the lease liabilities at present value	5.00%
Mining equipment and locomotives | Minimum
Disclosure of detailed information about borrowings [line items]
Discount rates applied in discounting the lease liabilities at present value	3.00%
Mining equipment and locomotives | Maximum
Disclosure of detailed information about borrowings [line items]
Discount rates applied in discounting the lease liabilities at present value	6.00%